SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)	90,000,000
Balance at end of period (in shares)	90,000,000	90,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)	47,303,394
Balance at beginning of period, outstanding (in shares)	47,303,394
Balance at end of period, issued (in shares)	52,915,639	47,303,394
Balance at end of period, outstanding (in shares)	52,915,639	47,303,394
Common Stock [Roll forward]
Common Shares Issued in Follow-on Offering	$ 75,582,000		$ 136,510,000
Compensation - Restricted Shares	1,541,000	67,000	2,838,000
Common Stock [Abstract]
Net proceeds from underwritten public offering of common shares	75,582,000	4,000	136,510,000
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Number of employees who had resigned	2
Additional Paid in Capital [Abstract]
Share Premium Fund	0	0
Reduction of Share Premium	75,600,000		136,400,000
Contributed Surplus Account [Abstract]
Net Income (Loss)	73,192,000	72,298,000	809,000
Shareholders' Rights Plan [Abstract]
Preferred stock purchase right				one preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of our common stock, par value $0.01 per share
Stockholders rights, exercise price				$ 115
Percentage of common stock ownership (in hundredths)				15.00%
Restricted Stock Awards [Member] | Scandic American Shipping Ltd. [Member]
Issued and Outstanding Shares [Roll forward]
Compensation - Restricted Shares (in shares)	112,245	4,612
Common Stock [Abstract]
Restricted shares issued and outstanding (in shares)	690,551	578,306
Restricted Stock Awards [Member] | Employees and Non-Employees [Member] | Stock Incentive Plan 2011 [Member]
Common Stock [Abstract]
Shares held in treasury (in shares)	8,500
Restricted shares issued and outstanding (in shares)	217,500	226,000
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)	90,000,000	51,200,000	51,200,000
Increased authorized share capital (in shares)		38,800,000
Balance at end of period (in shares)	90,000,000	90,000,000	51,200,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)	47,303,394	46,898,782	42,204,904
Balance at beginning of period, outstanding (in shares)	47,303,394	46,898,782	42,204,904
Common Shares Issued in Follow-on Offering (in shares)	5,500,000		4,600,000
Compensation - Restricted Shares (in shares)	112,245	4,612	93,878
Common Shares Issued, 2011 Equity Incentive Plan (in shares)		400,000
Balance at end of period, issued (in shares)	52,915,639	47,303,394	46,898,782
Balance at end of period, outstanding (in shares)	52,915,639	47,303,394	46,898,782
Common Stock [Roll forward]
Balance at beginning of period	473,000	469,000	422,000
Common Shares Issued in Follow-on Offering	55,000		46,000
Compensation - Restricted Shares	1,000	0	1,000
Common Shares Issued, 2011 Equity Incentive Plan		4,000
Balance at end of period	529,000	473,000	469,000
Common Stock [Abstract]
Shares held in treasury (in shares)	8,500
Contributed Surplus Account [Abstract]
Net Income (Loss)	$ 0	$ 0	$ 0